UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number:  811-22920

                      THE ADVISORS' INNER CIRCLE FUND III
               (Exact name of registrant as specified in charter)
                                    ________

                               101 Federal Street
                          Boston, Massachusetts 02110
                    (Address of principal executive offices)
                                    ________

                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

                                    ________


       Registrant's telephone number, including area code: 1-877-446-3863
                      Date of Fiscal Year End: October 31
            Date of Reporting Period: July 1, 2016 to June 30, 2017

                                    ________

ITEM 1. PROXY VOTING RECORD.



                      LOGAN CIRCLE PARTNERS CORE PLUS FUND
                a series of The Advisors' Inner Circle Fund III

The Logan Circle Partners Core Plus Fund invests in securities that do not have voting rights. No votes have been cast on securities by the Fund during the reporting period.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


THE ADVISORS' INNER CIRCLE FUND III

By:   /s/ Michael Beattie
      --------------------
      Michael Beattie
      President
      Date: August 31, 2017